Land Use Rights (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of land use rights
	As of March 31,
	2019	2018
Land use rights, cost	$853,552	$914,011
Less: accumulated amortization	(79,178)	(66,506)
Land use rights, net	$774,374	$847,505

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense

2020	$17,076
2021	17,076
2022	17,076
2023	17,076
2024	17,076
Thereafter	688,994
$774,374